Business Combination (Details) - Adaptik Corporation [Member] $ in Thousands	Mar. 07, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Net Assets	$ (2,358)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468
Net assets acquired	$ 18,518